EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Disclosure of classes of share capital
The partnership had the following capital securities outstanding as of December 31, 2021 and 2020:

(US$ Millions, except where noted)	Shares outstanding	Cumulative dividend rate	Dec. 31, 2021	Dec. 31, 2020
Operating Partnership Class A Preferred Equity Units:
Series 1	—	6.25%	$—	$586
Series 2	24,000,000	6.50%	565	555
Series 3	24,000,000	6.75%	546	538
New LP Preferred Units(1)	19,273,654	6.25%	474	—
BPO Class B Preferred Shares:
Series 1(2)	3,600,000	70% of bank prime	—	—
Series 2(2)	3,000,000	70% of bank prime	—	—
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	842,534	5.25%	21	21
Series 2	556,746	5.75%	11	11
Series 3	781,592	5.00%	15	16
Series 4	582,894	5.20%	12	12
BSREP II RH B LLC (“Manufactured Housing”) Preferred Capital	—	9.00%	—	249
Rouse Series A Preferred Shares	5,600,000	5.00%	142	142
Brookfield India Real Estate Trust	138,181,800	See footnote (3)	440	—
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) Preferred Shares	—	5.00%	—	40
Capital Securities – Fund Subsidiaries			859	863
Total capital securities			$3,085	$3,033

Current			$61	$649
Non-current			3,024	2,384
Total capital securities			$3,085	$3,033
(1)New LP Preferred Units shares outstanding is presented net of intracompany shares held by Holding LP.
(2)Class B, Series 1 and 2 capital securities - corporate are owned by Brookfield Asset Management. BPO has an offsetting loan receivable against these securities earning interest at 95% of bank prime.
(3)The dividend rate pertaining to India REIT is equal to a minimum of 90% of net distributable cash flows.
The following table presents changes to the GP Units and LP Units from the beginning of the year:

	GP Units			LP Units
(Thousands of units), Years ended Dec. 31,	2021	2020	2019	2021	2020	2019
Outstanding, beginning of year	139	139	139	435,980	439,802	424,198
Privatization		—	—	(146,278)	—	—
Exchange LP Units exchanged	—	—	—	128	169	425
BPYU Units exchanged				8,922	11,580	36,316
Distribution reinvestment program	—	—	—	123	998	257
Issued under unit-based compensation plan	—	—	—	112	—	858
LP Units issued	—	—	—	—	59,497	—
Repurchases of LP Units	—	—	—	—	(76,066)	(22,252)
Outstanding, end of year	139	139	139	298,987	435,980	439,802
The following table presents changes to the Exchange LP Units from the beginning of the year:

	Exchange LP Units
(Thousands of units)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Outstanding, beginning of year	2,714	2,883	3,308
Exchange LP Units exchanged (1)	(128)	(169)	(425)
Privatization	(2,586)	—	—
Outstanding, end of year	—	2,714	2,883
(1)Exchange LP Units issued for the acquisition of incremental BPO common shares that have been exchanged are held by an indirect subsidiary of the partnership. Refer to the Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of Exchange LP Units.
The following table presents changes to the BPYU Units for the years ended December 31, 2020 and 2019:

	Class A stock of Brookfield Properties Retail Holding LLC
(Thousands of units)	Dec. 31, 2020	Dec. 31, 2019
Outstanding, beginning of year	64,025	106,090
BPYU Units exchanged(1)	(11,580)	(36,316)
Repurchase of BPYU Units	(13,396)	(5,724)
BPYU Units issued	84	—
Forfeitures	(6)	(25)
Outstanding, end of year(2)	39,127	64,025
(1)Represents BPYU Units that have been exchanged for LP Units. Refer to the Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of BPYU Units.
(2)In addition, there were 1,418,001 BPYU Units held in treasury as of December 31, 2020.

Schedule of distributions made to partners
Distributions made to each class of partnership units, including units of subsidiaries that are exchangeable into LP Units, are as follows:

(US$ Millions, except per unit information) Years ended Dec. 31,	2021	2020	2019
Limited partners	$358	$583	$573
Holders of:
Redeemable/exchangeable partnership units	499	581	574
Special LP Units	5	6	6
Exchange LP Units	1	4	4
FV LTIP of the Operating Partnership	2	2	1
BPYU Units	13	68	108
Total distributions	$878	$1,244	$1,266
Per unit(1)	$1.05	$1.33	$1.32
(1)Per unit outstanding on the record date for each.